Commitments and Contingencies - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 20, 2024	May 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Jul. 02, 2024	Jul. 02, 2023	Jul. 02, 2022	Feb. 10, 2022	Nov. 29, 2021
Other Commitments [Line Items]
Accounts payable and accrued liabilities, current			$ 11,048,000		$ 8,141,000		$ 5,814,000
Indemnification Agreement [Member]
Other Commitments [Line Items]
Other commitment			0		0		0
License Agreement [Member] | Harvard [Member]
Other Commitments [Line Items]
Non refundable license fee amount											$ 170,000
Due to related party			$ 100,000	$ 100,000	$ 100,000
License Agreement [Member] | Harvard [Member] | License [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of non royalty income received			20.00%		20.00%
License Agreement [Member] | Harvard [Member] | License [Member] | Minimum [Member]
Other Commitments [Line Items]
Percentage of non royalty income received			10.00%		10.00%
License Agreement [Member] | Harvard [Member] | First Installment [Member]
Other Commitments [Line Items]
Payment of non refundable license fee amount										$ 56,666
License Agreement [Member] | Harvard [Member] | Second Installment [Member]
Other Commitments [Line Items]
Payment of non refundable license fee amount									$ 56,666
License Agreement [Member] | Harvard [Member] | Third Installment [Member]
Other Commitments [Line Items]
Payment of non refundable license fee amount								$ 56,668
License Agreement [Member] | Harvard [Member] | Common Stock [Member]
Other Commitments [Line Items]
Non refundable license fee shares											227,486
Non refundable license fee shares fair value							400,000
License Agreement [Member] | Alloy Therapeutics, LLC [Member]
Other Commitments [Line Items]
Non refundable and non creditable annul fee					$ 100,000							$ 100,000
Milestone payment					4,800,000	$ 4,800,000
Milestone fees			$ 100,000	$ 0	100,000		$ 0
Discovery Agreement [Member] | Adimab, LLC [Member]
Other Commitments [Line Items]
Non refundable license fee shares fair value		$ 500,000
Non refundable and non creditable annul fee					$ 500,000
Payment of upfront technology access fee		$ 20,000
Percentage of actual full time employee performance		100.00%
Annual rate of performance obligation per full time employee		$ 400,000
Delivery fees		100,000	100,000
Target range of initial and completion fees payable		400,000
Accounts payable and accrued liabilities, current		$ 100,000	$ 100,000
Research Agreement [Member]
Other Commitments [Line Items]
Payment upfront fees	$ 25,000
Research Agreement [Member] | Payment One [Member]
Other Commitments [Line Items]
Upfront fees due	37,500
Research Agreement [Member] | Payment Two [Member]
Other Commitments [Line Items]
Upfront fees due	$ 37,500